Financial Instruments (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Instruments [Line Items]
Other financial assets	$ 55,103,591	$ 24,166,023
Cash and cash equivalents	265,568,125	396,389,016	$ 196,369,224	$ 319,014,050
Accounts receivable from related parties	5,411,461	5,445,634
Total accounts receivables	376,796,973	277,248,558
Total Financial Assets	702,880,150	703,249,231
Other financial liabilities	490,457,495	315,818,562	$ 270,635,594
Account payable- trade and other payable	515,598,641	324,540,952
Accounts payable to related parties	26,208,319	18,432,354
Total financial liabilities	1,136,664,546	857,114,547
Lease liabilities	6,152,361	4,934,639
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	9,838,420	222,443
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	14,013,076	7,329,096
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	31,252,095
Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	411,954	4,243,939
Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	8,813,456	5,323,640
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	55,103,591	24,166,023
Cash and cash equivalents	265,568,125	396,389,016
Accounts receivable - trade and other receivable (net)	376,796,973	277,248,558
Accounts receivable from related parties	5,411,461	5,445,634
Total accounts receivables	382,208,434	282,694,192
Sub-Total financial assets	437,312,025	306,860,215
Total Financial Assets	702,880,150	703,249,231
Other financial liabilities	559,696,202	482,006,330
Total financial derivative liabilities	9,225,410	9,567,579
Account payable- trade and other payable	515,598,641	324,540,952
Accounts payable to related parties	26,208,319	18,432,354
Total commercial obligations and other accounts payable	541,806,960	342,973,306
Total financial liabilities	1,136,664,546	857,114,547
Lease liabilities	35,161,384	32,134,911
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	190,661,800	125,906,105
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	347,828,044	332,416,479
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	11,980,948	14,116,167
At book value [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	550,470,792	472,438,751
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	9,838,420	222,443
At book value [Member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	14,013,076	7,329,096
At book value [Member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	31,252,095	16,614,484
At book value [Member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	411,954	4,243,939
At book value [Member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	8,813,456	5,323,640
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	55,103,591	24,166,023
Cash and cash equivalents	265,568,125	396,389,016
Accounts receivable - trade and other receivable (net)	376,796,973	277,248,558
Accounts receivable from related parties	5,411,461	5,445,634
Total accounts receivables	382,208,434	282,694,192
Sub-Total financial assets	437,312,025	306,860,215
Total Financial Assets	702,880,150	703,249,231
Other financial liabilities	543,417,942	528,442,424
Total financial derivative liabilities	9,225,410	9,567,579
Account payable- trade and other payable	515,598,641	324,540,952
Accounts payable to related parties	26,208,319	18,432,354
Total commercial obligations and other accounts payable	541,806,960	342,973,306
Total financial liabilities	1,120,386,286	903,550,641
Lease liabilities	35,161,384	32,134,911
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	193,844,871	131,188,200
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	328,366,713	373,570,478
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	11,980,948	14,116,167
At fair value [member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	534,192,532	518,874,845
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	9,838,420	222,443
At fair value [member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	14,013,076	7,329,096
At fair value [member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	31,252,095	16,614,484
At fair value [member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	411,954	4,243,939
At fair value [member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	$ 8,813,456	$ 5,323,640